CONSOLIDATED STATEMENTS OF INCOME/(LOSS) AND COMPREHENSIVE INCOME/(LOSS)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Revenues:
Accommodation reservation	$ 1,052,709,040	¥ 7,308,958,863	¥ 4,616,649,394	¥ 3,201,426,933
Transportation ticketing	1,271,282,813	8,826,516,571	4,453,885,749	2,950,072,484
Packaged-tour	332,737,850	2,310,198,894	1,667,945,350	1,055,369,205
Corporate travel	87,587,804	608,122,125	473,245,440	373,407,012
Others	105,759,785	734,290,185	285,220,475	192,281,473
Total revenues	2,850,077,292	19,788,086,638	11,496,946,408	7,772,557,107
Less: business tax and related surcharges	(80,605,909)	(559,646,824)	(599,378,347)	(425,638,738)
Net revenues	2,769,471,383	19,228,439,814	10,897,568,061	7,346,918,369
Cost of revenues	(681,225,723)	(4,729,750,192)	(3,043,439,819)	(2,100,606,413)
Gross profit	2,088,245,660	14,498,689,622	7,854,128,242	5,246,311,956
Operating expenses:
Product development	(1,107,218,998)	(7,687,421,506)	(3,296,692,936)	(2,321,348,753)
Sales and marketing	(844,149,133)	(5,860,927,432)	(3,087,989,953)	(2,214,209,719)
General and administrative	(362,785,420)	(2,518,819,170)	(1,088,402,408)	(861,550,628)
Total operating expenses	(2,314,153,551)	(16,067,168,108)	(7,473,085,297)	(5,397,109,100)
Income/(loss) from operations	(225,907,891)	(1,568,478,486)	381,042,945	(150,797,144)
Interest income	81,685,814	567,144,610	445,767,036	304,583,544
Interest expense	(105,418,816)	(731,922,838)	(302,425,829)	(162,354,675)
Other income/(expense)	(3,866,958)	(26,848,287)	2,480,979,830	43,820,635
Total	(253,507,851)	(1,760,105,001)	3,005,363,982	35,252,360
Income tax expense	(68,847,621)	(478,009,033)	(470,188,423)	(130,821,156)
Equity in income/(loss) of affiliates	86,689,209	601,883,179	(135,780,312)	187,191,141
Net income/(loss)	(235,666,263)	(1,636,230,855)	2,399,395,247	91,622,345
Net loss attributable to non-controlling interests	29,602,140	205,527,660	108,260,637	151,117,436
Net income/(loss) attributable to Ctrip.com International, Ltd.	(206,064,123)	(1,430,703,195)	2,507,655,884	242,739,781
Net income/(loss)	(235,666,263)	(1,636,230,855)	2,399,395,247	91,622,345
Other comprehensive income:
Foreign currency translation	(46,605,443)	(323,581,599)	(489,917,917)	(66,759,799)
Unrealized securities holding gains, net of tax	131,719,691	914,529,809	606,415,822	137,704,595
Reclassification adjustment due to disposal of available-for-sale investment, net of tax	(20,258,067)	(140,651,759)
Total comprehensive income/(loss)	(170,810,082)	(1,185,934,404)	2,515,893,152	162,567,141
Comprehensive loss attributable to non-controlling interests	29,602,140	205,527,660	108,260,637	151,117,436
Comprehensive income/(loss) attributable to Ctrip.com International, Ltd.	$ (141,207,942)	¥ (980,406,744)	¥ 2,624,153,789	¥ 313,684,577
Weighted average ordinary shares outstanding
- Basic shares (in shares)	59,166,582	59,166,582	37,797,698	34,289,170
- Diluted shares (in shares)	59,166,582	59,166,582	47,375,248	38,207,858
Product development
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	$ 299,512,387	¥ 2,079,514,506	¥ 291,642,931	¥ 184,664,576
Sales and marketing
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	56,552,162	392,641,663	65,574,256	54,391,508
General and administrative
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	$ 156,641,587	¥ 1,087,562,537	¥ 285,379,287	¥ 257,587,405
Ordinary shares
Earnings/(loss) per ordinary share/ADS
- Basic (in RMB or dollars per share) | (per share)	$ (3.48)	¥ (24.18)	¥ 66.34	¥ 7.08
- Diluted (in RMB or dollars per share) | (per share)	(3.48)	(24.18)	56.85	6.35
ADS
Earnings/(loss) per ordinary share/ADS
- Basic (in RMB or dollars per share) | (per share)	(0.44)	(3.02)	8.29	0.88
- Diluted (in RMB or dollars per share) | (per share)	$ (0.44)	¥ (3.02)	¥ 7.11	¥ 0.79